Summary of Significant Accounting Policies (Details Narrative 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member] Office Furniture And Equipment [Member]	Dec. 31, 2012 Minimum [Member] Computer Hardware And Software [Member]	Dec. 31, 2012 Minimum [Member] Leasehold Improvements [Member]	Dec. 31, 2012 Maximum [Member] Office Furniture And Equipment [Member]	Dec. 31, 2012 Maximum [Member] Computer Hardware And Software [Member]	Dec. 31, 2012 Maximum [Member] Leasehold Improvements [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Interest bearing deposits in excess of the FDIC limits						$ 4,500,000
Estimated useful lives of assets								3 years	3 years	5 years	10 years	5 years	10 years
Other Income					51,000
Tax Expense					14,000
Warrant liabilities					900,000	3,100,000
Stock based compensation expense recognized	$ 7,393,855		$ 40,000	$ 7,402,485	$ 36,000
Exercise price	$ (7.13)		$ (7.13)		$ (53.6)	$ (22.34)	$ 322
Options Outstanding	2,012,163	2,425	2,012,163	2,425	2,426	7,163	316							550,664	55,391